UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (5,180)	$ (2,007,578)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Formation costs paid by Sponsor	5,000
Interest earned on investments held in Trust Account		(470,150)
Changes in operating assets and liabilities:
Prepaid and other current assets		397,231
Accounts payable and accrued expenses		1,282,429
Income taxes payable		83,026
Net cash (used in) operating activities	(180)	(715,042)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from promissory note - related party	124,952
Payment of offering costs	(144,273)
Net cash provided by financing activities	5,679
Net Change in Cash	5,499	(715,042)
Cash - Beginning of period		760,012
Cash - End of period	5,499	$ 44,970
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	104,337
Payment of offering costs through promissory note - related party	$ 70,000